Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effect on accumulated postretirement benefit obligation
One percent increase	$ 5	$ 8
One percent decrease	$ (5)	$ (8)
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.10%	5.10%
Rate of compensation increase	4.10%	4.10%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	3.10%	4.30%
Rate of compensation increase
Prior to age 65 [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	8.00%	8.00%
After age 65 [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	8.00%	12.00%